Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2019 - Summary of New Standards or Interpretations Not Yet Adopted (Detail)
12 Months Ended
Dec. 31, 2019
Amendmentd to IFRS 3 Definition of a business [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2020
Amendments to IAS 1 and IAS 8 Definition of material [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2020